Pacific Funds Portfolio Optimization Moderate (formerly called PL PORTFOLIO OPTIMIZATION MODERATE FUND)
Pacific FundsSM Portfolio Optimization Moderate (formerly named PL Portfolio Optimization Moderate Fund)
Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 87 in the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Funds Portfolio Optimization Moderate (formerly called PL PORTFOLIO OPTIMIZATION MODERATE FUND)	Class A	Class B	Class C	Class R	Advisor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Funds Portfolio Optimization Moderate (formerly called PL PORTFOLIO OPTIMIZATION MODERATE FUND)		Class A	Class B	Class C	Class R	Advisor Class
Management Fee		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses		0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses		1.52%	2.27%	2.27%	1.77%	1.27%
Less Expense Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses	[2]	1.46%	2.21%	2.21%	1.71%	1.21%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2016, and 0.30% from 8/1/2016 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Pacific Funds Portfolio Optimization Moderate (formerly called PL PORTFOLIO OPTIMIZATION MODERATE FUND) - USD ($)	Class A	Class B	Class C	Class R	Advisor Class
1 year	$ 690	$ 724	$ 324	$ 174	$ 123
3 years	998	1,104	704	551	397
5 years	1,328	1,410	1,210	954	691
10 years	$ 2,258	$ 2,412	$ 2,601	$ 2,079	$ 1,529

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption - Pacific Funds Portfolio Optimization Moderate (formerly called PL PORTFOLIO OPTIMIZATION MODERATE FUND) - USD ($)	Class A	Class B	Class C	Class R	Advisor Class
1 year	$ 690	$ 224	$ 224	$ 174	$ 123
3 years	998	704	704	551	397
5 years	1,328	1,210	1,210	954	691
10 years	$ 2,258	$ 2,412	$ 2,610	$ 2,079	$ 1,529

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the portfolio turnover rate was 19% of the average value of the Fund.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30-50%	50-70%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed annually that seeks to meet the Fund’s investment goal over this period. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations in the Model, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

PLFA then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, either during the annual update of the Model or intra-year, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Underlying Fund.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in “alternative strategies” which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy’s return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund may invest a significant portion of its assets in any single Underlying Fund. The Fund expects to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Risks section in the prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, which assumes that asset classes may not move in tandem and that positive returns in an asset class will help offset negative returns in other investments, you still may lose money and/or experience price volatility risk, particularly during periods of broad market declines. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of asset classes in general may also diverge from historical performance and assumptions used to develop the allocations. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in the fund of funds.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. An Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund’s ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.
  Geographic Focus Risk: If the Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically-diversified funds.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which an Underlying Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and an Underlying Fund may lose value, regardless of the individual results of the securities and other instruments in which an Underlying Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact an Underlying Fund in unforeseen ways, such as causing an Underlying Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Underlying Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.
  Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. An Underlying Fund’s ability to exercise or sell the options is dependent on the liquidity of the option market.
  Price Volatility Risk: The value of an Underlying Fund’s investments may go up or down rapidly or unpredictably. To the extent an Underlying Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose an Underlying Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact an Underlying Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.
  Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.
  Short Sale Risk: Engaging in short sales of securities that an Underlying Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, an Underlying Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Underlying Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.
  Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index that corresponds to the larger of the Fund’s broad asset class allocations. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Moderate Composite Benchmark (formerly named PL Portfolio Optimization Moderate Composite Benchmark), are presented. The composite benchmark is comprised of 45% S&P 500, 38% Barclays U.S. Aggregate Bond, 15% MSCI EAFE (Net), and 2% BofA Merrill Lynch U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity). Historically, each component of the composite benchmark has been disclosed in the table. To simplify the presentation, the table includes the Fund’s broad-based market index and the composite benchmark. The bar chart shows the performance of the Fund’s Class A shares.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)

Class A return for the period 1/1/15 through 6/30/15: 1.94% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 14.47%; Q4 2008: (14.29%)
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - Pacific Funds Portfolio Optimization Moderate (formerly called PL PORTFOLIO OPTIMIZATION MODERATE FUND)	1 year	5 years	10 years	Since Inception	Inception Date
Class A	(1.97%)	6.89%	5.10%		Dec. 31, 2003
Class A | (after taxes on distributions)	(3.03%)	6.28%	4.33%		Dec. 31, 2003
Class A | (after taxes on distributions and sale of shares)	(0.66%)	5.26%	3.86%		Dec. 31, 2003
Class B	(2.07%)	7.06%	5.14%		Dec. 31, 2003
Class C	1.95%	7.36%	5.00%		Dec. 31, 2003
Class R	3.45%	7.85%		5.53%	Sep. 30, 2005
Advisor Class	3.98%			8.79%	Dec. 31, 2012
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%		Dec. 31, 2003
Pacific Funds Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses or taxes)	7.60%	9.54%	6.26%		Dec. 31, 2003

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.